Capital distribution - Equity impact of share buy-back programmes (Details) $ in Millions, kr in Billions	1 Months Ended		9 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 NOK (kr)	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)
Share Repurchase Program [Line Items]
Share buy-back			$ 5,373	[1]	$ 5,408
Norwegian State Share
Share Repurchase Program [Line Items]
Share buy-back	$ 4,141	kr 42.7	4,141		3,956
First tranche
Share Repurchase Program [Line Items]
Share buy-back			397		396
Second tranche
Share Repurchase Program [Line Items]
Share buy-back			418		528
Third tranche
Share Repurchase Program [Line Items]
Share buy-back			$ 418		$ 528

[1]	1)For more information see note 8 Capital distribution